OTHER LIABILITIES	12 Months Ended
Dec. 31, 2025
OTHER LIABILITIES
OTHER LIABILITIES

10.  OTHER LIABILITIES

For the years ended December 31,	2025	2024
	$	$
Other liabilities
Provision – Port of Hammerfest claim (Note 5)	723,861	-
Other (i)	403,992	13,374
Other liabilities	1,127,853	13,374
Less: current portion	291,298	7,295
Long-term portion	836,555	6,079

i.

Other liabilities primarily relate to an accrual related to the Nussir project, required under the agreement with Finnmarkseiendommen (“FeFo“) and accrued liabilities related to the issuance of restricted share units.